united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17645 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

CT CORPORATION SYSTEM

1300 EAST NINTH STREET, CLEVELAND, OH 44114

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Camelot Premium Return Fund

Camelot Excalibur Small Cap Income Fund

March 31, 2019

Camelot Funds, LLC

1700 Woodlands Dr.

Suite 100

Maumee, OH 43537

Beginning January 1, 2021, the Fund intends to meet its shareholder report delivery obligations by posting annual and semi-annual shareholder reports to the Fund’s website, www.camelotfunds.com rather than delivering paper copies. You will be notified by mail each time a report is posted and provided with the website link to access the report. You may elect to receive paper copies of a specific shareholder report or all future shareholder reports free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at 855-226-3863. Your election to receive reports in paper will apply to all funds held within the fund complex.

If you own these shares through a financial intermediary (such as a broker-dealer or bank), you may elect to receive paper copies or electronic copies of shareholder reports by contacting your financial intermediary. If you do not own these shares through a financial intermediary, you may elect to receive electronic copies of the shareholder reports by calling the Fund at 855-226-3863 or elect to receive paper copies of the shareholder reports by following the instructions included. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to do anything.

Placeholder for Shareholder Letter

Camelot Premium Return Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures(1) for each of the periods ended March 31, 2019, compared to its benchmark:

	Six Month Return	One Year Return	Three Year Return	Five Year Return	Since Inception(4)	Since Inception(5)
Class A	(4.52)%	6.85%	7.94%	3.84%	6.42%	N/A
Class A with 5.75% load	(10.00)%	0.71%	5.84%	2.62%	5.66%	N/A
Class I	(4.48)%	7.02%	N/A	N/A	N/A	4.39%
S&P 500 Total Return Index(2)	(1.72)%	9.50%	13.51%	10.91%	12.68%	13.28%
CBOE S&P BuyWrite Index(3)	(4.78)%	3.29%	7.42%	5.95%	6.82%	6.37%

(1)	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing and liquidity costs such as interest and dividends on securities sold short; taxes; underlying/acquired fund expenses; and extraordinary expenses) at 1.75% and 1.50% for Class A and Class I, respectively, through January 31, 2020. Class A shares are subject to a maximum sales charge of 1.00%. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement or at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses would have been 2.36% and 2.11% for the Fund’s Class A and Class I shares, respectively, including interest, dividend expenses, and acquired fund fees, per the most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-226-3863.

(2)	The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(3)	The CBOE S&P BuyWrite Index is a benchmark index designed to show the hypothetical performance of a portfolio that engages in a buy-write strategy using S&P 500 index call options.

(4)	Class A inception date is December 27, 2010.

(5)	Class I inception date is December 30, 2016.

Top 10 Allocations	% of Net Assets
Real Estate Investment Trusts	13.5%
Pipelines	11.6%
Closed-End Funds	11.1%
Retail	9.9%
Municipal Bonds	9.0%
Auto Manufacturers	8.9%
Banks	7.9%
Building Materials	5.3%
Telecommunications	3.9%
Internet	3.3%
Other/Cash & Equivalents	15.6%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Camelot Excalibur Small Cap Income Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2019

The Fund’s performance figures(1) for each of the periods ended March 31, 2019, compared to its benchmark:

	Six Month Return	One Year Return	Three Year Return	Five Year Return	Since Inception(3)	Since Inception(4)
Class A	(2.88)%	8.83%	8.72%	1.96%	2.04%	N/A
Class A with 5.75% load	(8.43)%	2.53%	6.62%	0.75%	0.90%	N/A
Class I	(2.77)%	9.04%	N/A	N/A	N/A	5.08%
Russell 2000 Total Return Index(2)	(8.56)%	2.05%	12.92%	7.05%	6.94%	7.19%

(1)	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing and liquidity costs such as interest and dividends on securities sold short; taxes; underlying/acquired fund expenses; and extraordinary expenses) at 1.75% and 1.50% for Class A and Class I, respectively, through January 31, 2020. Class A shares are subject to a maximum sales charge of 1.00%. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement or at the time of recoupment. Without these waivers, the Fund’s total annual operating expenses would have been 3.00% and 2.75% for the Fund’s Class A and Class I shares, respectively, including interest, dividend expenses, and acquired fund fees, per the most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-855-226-3863.

(2)	The Russell 2000 Total Return Index measures the performance of the 2,000 smallest companies of the 3,000 largest U.S. companies based on total market capitalization.

(3)	Class A inception date is December 31, 2013.

(4)	Class I inception date is December 30, 2016.

Top 10 Allocations	% of Net Assets
Real Estate Investment Trusts	23.5%
Retail	12.8%
Municipal Bonds	9.6%
Transportation	6.3%
Debt Funds	4.9%
Insurance	2.9%
Mining	2.9%
Semiconductors	2.7%
Commercial Services	2.6%
Pipelines	2.5%
Other/Cash & Equivalents	29.3%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Principal		Coupon Rate (%)	Maturity	Fair Value
	BONDS - 7.4%
	BANKS - 1.2%
$547,000	Barclays Bank PLC ****	2.5000	1/29/2020	$557,393

	INSURANCE - 0.9%
400,000	MetLife, Inc., Quarterly US LIBOR +2.96% ****	5.8750	3/15/2028	412,410

	RETAIL - 4.1%
500,000	GameStop Corp. ^	6.7500	3/15/2021	505,000
1,415,000	Men’s Wearhouse, Inc. (a)	7.0000	7/1/2022	1,400,850
				1,905,850
	TELECOMMUNICATIONS - 1.2%
360,000	Frontier Communications Corp.	6.8750	1/15/2025	195,750
500,000	Frontier Communications Corp. (a)	10.5000	9/15/2022	383,750
				579,500
	TOTAL BONDS (Cost $3,513,576)			3,455,153

	MUNICIPAL BONDS - 9.0%
	PUERTO RICO - 9.0%
40,000	Commonwealth of Puerto Rico #	5.0000	7/1/2023	25,800
225,000	Commonwealth of Puerto Rico #	5.0000	7/1/2024	145,687
125,000	Commonwealth of Puerto Rico #	5.0000	7/1/2025	80,938
100,000	Commonwealth of Puerto Rico #	5.0000	7/1/2029	64,750
75,000	Commonwealth of Puerto Rico #	5.0000	7/1/2031	48,375
140,000	Commonwealth of Puerto Rico #	5.0000	7/1/2034	90,650
145,000	Commonwealth of Puerto Rico #	5.7500	7/1/2038	94,250
1,420,000	Commonwealth of Puerto Rico #	5.7500	7/1/2041	812,950
210,000	Commonwealth of Puerto Rico #	6.0000	7/1/2040	120,750
65,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority	4.0000	7/1/2019	64,919
50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority	4.9000	7/1/2020	48,188
50,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority	5.0000	7/1/2022	50,250
25,000	Puerto Rico Electric Power Authority	5.0000	7/1/2026	24,509
485,000	Puerto Rico Highway & Transportation Authority	0.0000	7/1/2027	327,268
100,000	Puerto Rico Public Buildings Authority #	5.3750	7/1/2028	65,750
20,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2024	16,818
39,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2027	29,129
38,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2029	25,244
59,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2031	34,977
66,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2033	35,107
741,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2046	160,315
622,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2051	99,190
40,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.5000	7/1/2034	40,541
16,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.5500	7/1/2040	15,784
284,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.5500	7/1/2040	251,343
2,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.7500	7/1/2053	1,720
204,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.7500	7/1/2053	193,937
104,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.0000	7/1/2058	91,261
533,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.0000	7/1/2058	527,963
585,000	University of Puerto Rico	5.0000	6/1/2021	584,269
10,000	University of Puerto Rico	5.0000	6/1/2022	9,975
15,000	University of Puerto Rico	5.0000	6/1/2022	14,963
	TOTAL MUNICIPAL BONDS (Cost $4,031,298)			4,197,570

Shares
	CLOSED-END FUNDS - 10.8%
20,000	Aberdeen Asia-Pacific Income Fund, Inc.			84,600
10,000	Aberdeen Income Credit Strategies Fund			121,200
10,000	Altaba, Inc. *(b)(c)			741,200
32,134	Ares Dynamic Credit Allocation Fund, Inc.			476,869
20,000	Barings Global Short Duration High Yield Fund			362,000
7,481	BlackRock Core Bond Trust			100,619
20,000	Eaton Vance Limited Duration Income Fund			253,000
40,000	Eaton Vance Senior Income Trust (c)			246,000
27,463	First Trust High Income Long/Short Fund			401,234
30,000	Invesco Dynamic Credit Opportunities Fund			325,500
40,000	Invesco Senior Income Trust			168,000
37,125	Nuveen Real Asset Income and Growth Fund (c)			595,485
30,000	Nuveen Short Duration Credit Opportunities Fund			465,900

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Fair Value
	CLOSED-END FUNDS - 10.8% (Continued)
20,000	PGIM Global Short Duration High Yield Fund, Inc. (c)	$278,800
30,000	PGIM Short Duration High Yield Fund, Inc. (c)	425,400
	TOTAL CLOSED-END FUNDS (Cost $5,345,637)	5,045,807

	COMMON STOCKS - 56.7%
	APPAREL - 2.2%
55,000	Under Armour, Inc. - Cl. C * (c)	1,037,850

	AUTO MANUFACTURERS - 8.9%
14,818	Fiat Chrysler Automobiles NV *(a)	220,047
210,400	Ford Motor Co. (c)	1,847,312
30,000	Renault SA	395,250
136,000	Tata Motors Ltd. *(c)	1,708,160
		4,170,769
	BANKS - 5.1%
40,000	Barclays PLC - ADR (c)	320,000
167,500	ING Groep NV - ADR (a)(c)	2,033,450
		2,353,450
	BIOTECHNOLOGY - 1.5%
3,000	Biogen, Inc. *	709,140

	BUILDING MATERIALS - 5.3%
532,136	Cemex SAB de CV - ADR *(b)(c)	2,469,111

	BUSINESS DEVELOPMENT COMPANIES - 2.1%
16,666	Apollo Investment Corp. (a)	252,323
28,818	Ares Capital Corp. (c)	493,941
30,000	Prospect Capital Corp. (a)	195,600
		941,864
	COMMERCIAL SERVICES - 1.8%
5,000	Macquarie Infrastructure Corp.	206,100
7,500	ManpowerGroup, Inc. (b)(c)	620,175
		826,275
	DISTRIBUTION/WHOLESALE - 0.3%
5,000	Triton International Ltd. (c)	155,500

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
6,900	Capital One Financial Corp. (b)(c)	563,661
1,200	PJT Partners, Inc.	50,160
		613,821
	ELECTRONICS - 0.0%
500	Flex Ltd. (b)	5,000

	ENGINEERING & CONSTRUCTION - 0.8%
10,000	Fluor Corp.	368,000

	HEALTHCARE - SERVICES - 2.3%
20,000	DaVita, Inc. *	1,085,800

	HOME BUILDERS - 1.2%
700	PulteGroup, Inc.	19,572
5,000	Thor Industries, Inc. (a)	311,850
6,000	Toll Brothers, Inc. (b)	217,200
		548,622
	HOUSEWARES - 1.3%
40,100	Newell Brands, Inc.	615,134

	INSURANCE - 1.8%
20,000	American International Group, Inc. (b)	861,200

	INTERNET - 3.3%
13,100	Expedia Group, Inc. (b)(c)(d)	1,558,900

	LEISURE TIME - 1.7%
9,100	Polaris Industries, Inc. (b)(c)	768,313

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Fair Value
	COMMON STOCKS - 56.7% (Continued)
	MACHINERY - CONSTRUCTION & MINING - 0.8%
5,000	Oshkosh Corp. (b)(c)	$375,650

	OIL & GAS - 0.3%
500,000	Obsidian Energy Ltd. *	137,500

	PHARMACEUTICALS - 0.6%
5,000	CVS Health Corp. (b)	269,650

	PIPELINES - 3.5%
20,000	Enbridge, Inc. (c)	725,200
20,000	TransCanada Corp. (c)	898,800
		1,624,000
	REAL ESTATE - 0.1%
636	RMR Group, Inc.	38,783

	RETAIL - 5.8%
1,000	AutoZone, Inc. *	1,024,120
1,500	Chipotle Mexican Grill, Inc. - Cl. A *(c)	1,065,465
60,000	GameStop Corp. (c)	609,600
		2,699,185
	SEMICONDUCTORS - 1.3%
7,500	Microchip Technology, Inc. (a)(b)	622,200

	TELECOMMUNICATIONS - 2.7%
38,300	America Movil SAB de CV	546,924
60,000	Frontier Communications Corp. *(a)	119,400
10,000	Millicom International Cellular SA	612,700
		1,279,024
	TEXTILES - 0.7%
2,500	Mohawk Industries, Inc. *	315,375

	TOTAL COMMON STOCKS (Cost $33,283,352)	26,450,116

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 8.9%
20,000	AGNC Investment Corp. (c)	360,000
29,775	Office Properties Income Trust (a)	822,981
39,167	Sabra Health Care REIT, Inc. (a)(b)(c)	762,581
47,136	Two Harbors Investment Corp. (c)	637,750
71,199	VEREIT, Inc.	595,936
169,400	Washington Prime Group, Inc. (a)(c)	957,110
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $5,992,865)	4,136,358

	LIMITED PARTNERSHIPS - 8.5%
	PIPELINES - 6.4%
136,362	Energy Transfer Equity LP (b)(c)	2,095,884
30,000	Enterprise Products Partners LP (c)	873,000
		2,968,884
	PRIVATE EQUITY - 1.5%
20,000	Blackstone Group LP (c)	699,400

	REAL ESTATE - 0.6%
15,000	Brookfield Property Partners LP (b)	308,550

	TOTAL LIMITED PARTNERSHIPS (Cost $4,795,712)	3,976,834

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS - 10.3%
	BANKS - 1.6%
17,300	Popular Capital Trust II	6.1250	12/1/2034	439,420
12,000	Webster Financial Corp.	5.2500	Perpetual	280,560
				719,980
	CLOSED-END FUNDS - 0.3%
2,340	Gabelli Equity Trust, Inc.	5.0000	Perpetual	55,692
3,236	Gabelli Equity Trust, Inc. ~	5.0000	Perpetual	76,628
				132,320

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS - 10.3% (Continued)
	ELECTRIC - 1.2%
5,000	Pacific Gas & Electric Co.	4.3600	Perpetual	$84,900
6,000	Pacific Gas & Electric Co.	4.5000	Perpetual	105,900
2,000	Pacific Gas & Electric Co.	4.8000	Perpetual	35,160
16,000	Pacific Gas & Electric Co.	5.0000	Perpetual	291,950
3,000	Pacific Gas & Electric Co.	5.5000	Perpetual	61,650
				579,560
	PIPELINES - 1.7%
1,000	DCP Midstream LP, Quarterly US LIBOR +4.88% ****	7.9500	Perpetual	24,750
15,000	Energy Transfer Partners LP, Quarterly US LIBOR +4.74% ****	7.6250	Perpetual	382,500
15,000	NuStar Energy LP, Quarterly US LIBOR +6.88% ****	9.0000	Perpetual	368,100
				775,350
	PRIVATE EQUITY - 0.1%
2,000	Apollo Global Management LLC	6.3750	Perpetual	49,080

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.6%
30,000	Annaly Capital Management, Inc.	7.5000	Perpetual	756,000
15,000	ARMOUR Residential REIT, Inc.	7.8750	Perpetual	375,000
1,262	Ashford Hospitality Trust, Inc.	8.4500	Perpetual	32,105
8,035	Colony NorthStar, Inc.	8.2500	Perpetual	201,036
15,000	Invesco Mortgage Capital, Inc.	7.7500	Perpetual	382,950
16,350	Two Harbors Investment Corp.	7.7500	Perpetual	406,788
				2,153,879
	TRANSPORTATION - 0.8%
15,000	Seaspan Corp.	8.2500	Perpetual	371,550

	TOTAL PREFERRED STOCKS (Cost $4,640,761)			4,781,719

	SHORT-TERM INVESTMENTS - 10.4%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 10.4%
4,844,710	Mount Vernon Liquid Assets Portfolio, LLC, 2.61% **(e)			4,844,710
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,844,710)			4,844,710

	TOTAL INVESTMENTS IN LONG SECURITIES - 122.0% (Cost $66,447,911)			$56,888,267
	TOTAL CALL OPTIONS WRITTEN - (0.5)% (Premiums Received $299,597)			(233,165)
	TOTAL PUT OPTIONS WRITTEN - (3.0)% (Premiums Received $1,806,227)			(1,371,147)
	TOTAL SECURITIES SOLD SHORT - (7.1)% (Proceeds $3,749,662)			(3,317,920)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.4)%			(5,326,729)
	TOTAL NET ASSETS - 100.0%			$46,639,306

			Notional Value at
Contracts***		Counterparty	March 31, 2019	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.5)% *
50	Alibaba Group Holding Ltd.
	Expiration April 2019, Exercise Price $180.00	Interactive Brokers	$900,000	$28,500
40	Alibaba Group Holding Ltd.
	Expiration June 2019, Exercise Price $190.00	Interactive Brokers	760,000	26,600
50	Expedia Group, Inc.
	Expiration April 2019, Exercise Price $130.00	Interactive Brokers	650,000	600
15	Tesla, Inc.
	Expiration July 2019, Exercise Price $285.00	Interactive Brokers	427,500	45,465
15	Tesla, Inc.
	Expiration June 2019, Exercise Price $300.00	Interactive Brokers	450,000	30,750
15	Tesla, Inc.
	Expiration January 2021, Exercise Price $300.00	Interactive Brokers	450,000	101,250
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $299,597)			$233,165

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

			Notional Value at
Contracts***		Counterparty	March 31, 2019	Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (3.0)% *
100	Ally Financial, Inc.
	Expiration January 2020, Exercise Price $30.00	Interactive Brokers	$300,000	$41,500
100	Ally Financial, Inc.
	Expiration June 2019, Exercise Price $27.00	Interactive Brokers	270,000	10,750
150	Altaba, Inc.
	Expiration April 2019, Exercise Price $72.50	Interactive Brokers	1,087,500	13,050
100	Altaba, Inc.
	Expiration April 2019, Exercise Price $75.00	Interactive Brokers	750,000	20,000
7	Amazon.com, Inc.
	Expiration April 2019, Exercise Price $1600.00	Interactive Brokers	1,120,000	1,757
100	American International Group, Inc.
	Expiration May 2019, Exercise Price $45.00	Interactive Brokers	450,000	27,300
250	Brookfield Property Partners LP
	Expiration June 2019, Exercise Price $20.00	Interactive Brokers	500,000	14,375
50	Capital One Financial Corp.
	Expiration June 2019, Exercise Price $95.00	Interactive Brokers	475,000	63,875
50	Capital One Financial Corp.
	Expiration June 2019, Exercise Price $97.50	Interactive Brokers	487,500	78,750
55	Cemex SAB de CV - ADR
	Expiration April 2019, Exercise Price $6.00	Interactive Brokers	33,000	7,508
50	Citigroup, Inc.
	Expiration June 2019, Exercise Price $65.00	Interactive Brokers	325,000	22,250
100	Citigroup, Inc.
	Expiration June 2019, Exercise Price $70.00	Interactive Brokers	700,000	84,250
50	Cummins, Inc.
	Expiration June 2019, Exercise Price $155.00	Interactive Brokers	775,000	26,500
100	CVS Health Corp.
	Expiration May 2019, Exercise Price $75.00	Interactive Brokers	750,000	216,500
200	Energy Transfer LP
	Expiration April 2019, Exercise Price $16.00	Interactive Brokers	320,000	14,000
150	Expedia Group, Inc.
	Expiration April 2019, Exercise Price $125.00	Interactive Brokers	1,875,000	88,650
195	Flex Ltd.
	Expiration April 2019, Exercise Price $12.00	Interactive Brokers	234,000	38,707
100	Intel Corp.
	Expiration June 2019, Exercise Price $52.50	Interactive Brokers	525,000	20,000
50	Jones Lang LaSalle, Inc.
	Expiration June 2019, Exercise Price $160.00	Interactive Brokers	800,000	56,000
25	Laboratory Corp. of America Holdings
	Expiration May 2019, Exercise Price $145.00	Interactive Brokers	362,500	7,050
100	Liberty Global PLC
	Expiration April 2019, Exercise Price $25.00	Interactive Brokers	250,000	12,500
100	ManpowerGroup, Inc.
	Expiration June 2019, Exercise Price $80.00	Interactive Brokers	800,000	34,500
50	ManpowerGroup, Inc.
	Expiration June 2019, Exercise Price $90.00	Interactive Brokers	450,000	47,000
100	Marathon Petroleum Corp.
	Expiration April 2019, Exercise Price $65.00	Interactive Brokers	650,000	48,000
100	Microchip Technology, Inc.
	Expiration April 2019, Exercise Price $72.50	Interactive Brokers	725,000	1,500
25	Microchip Technology, Inc.
	Expiration April 2019, Exercise Price $80.00	Interactive Brokers	200,000	2,625
50	NXP Semiconductors
	Expiration April 2019, Exercise Price $90.00	Interactive Brokers	450,000	17,050
50	Oshkosh Corp.
	Expiration April 2019, Exercise Price $65.00	Interactive Brokers	325,000	750
50	Oshkosh Corp.
	Expiration April 2019, Exercise Price $70.00	Interactive Brokers	350,000	2,250
100	Owens Corning
	Expiration May 2019, Exercise Price $55.00	Interactive Brokers	550,000	80,500

See accompanying notes to financial statements.

Camelot Premium Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

			Notional Value at
Contracts***		Counterparty	March 31, 2019	Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (3.0)% * (Continued)
25	Polaris Industries, Inc.
	Expiration June 2019, Exercise Price $100.00	Interactive Brokers	$250,000	$41,500
50	Polaris Industries, Inc.
	Expiration June 2019, Exercise Price $105.00	Interactive Brokers	525,000	105,250
61	Sabra Health Care REIT, Inc.
	Expiration April 2019, Exercise Price $20.00	Interactive Brokers	122,000	3,660
50	salesforce.com, Inc.
	Expiration May 2019, Exercise Price $140.00	Interactive Brokers	700,000	5,650
15	Tesla, Inc.
	Expiration July 2019, Exercise Price $285.00	Interactive Brokers	427,500	54,015
100	Toll Brothers, Inc.
	Expiration June 2019, Exercise Price $35.00	Interactive Brokers	350,000	15,500
150	Toll Brothers, Inc.
	Expiration June 2019, Exercise Price $38.00	Interactive Brokers	570,000	46,125
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $1,806,227)			$1,371,147

Shares
	SECURITIES SOLD SHORT - (7.1)%
	COMMON STOCKS - (2.8)%
1,000	AutoZone, Inc. *			$1,024,120
2,000	Danaher Corp.			264,040
				1,288,160
	CLOSED-END FUND - (0.8)%
30,000	Stone Harbor Emerging Markets Income Fund			391,200

	MUTUAL FUND - (3.5)%
56,000	iPATH S&P 500 VIX Short-Term Futures ETN *			1,638,560

	TOTAL SECURITIES SOLD SHORT (Proceeds $3,749,662)			$3,317,920

ADR - American Depositary Receipt

ETN - Exchange-Traded Note

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

VIX - S&P 500 Volatility Index

****	Variable Rate as of March 31, 2019.

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 0.88% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

#	Security in default.

*	Non-Income producing security.

~	STEP security.

**	Interest rate reflects seven-day effective yield on March 31, 2019.

***	One contract is equivalent to 100 shares of common stock.

(a)	All or a portion of the security is out on loan at March 31, 2019. Total loaned securities had a market value of $4,720,169 at March 31, 2019.

(b)	Subject to put options written.

(c)	All or a portion of the security is segregated as collateral for call options written.

(d)	Subject to call options written.

(e)	All or a portion of the security is segregated as collateral for securities on loan at March 31, 2019. Total collateral had a market value of $4,844,710 at March 31, 2019.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2019

Principal		Coupon Rate (%)	Maturity	Fair Value
	BONDS - 7.2%
	RETAIL - 6.5%
$200,000	GameStop Corp. ^	6.7500	3/15/2021	$202,000
524,000	Men’s Wearhouse, Inc.	7.0000	7/1/2022	518,760
				720,760
	TELECOMMUNICATIONS - 0.7%
100,000	Frontier Communications Corp.	10.5000	9/15/2022	76,750

	TOTAL BONDS (Cost $744,848)			797,510

	MUNICIPAL BONDS - 9.6%
	PUERTO RICO - 9.6%
320,000	Commonwealth of Puerto Rico #	4.7500	7/1/2018	202,800
150,000	Commonwealth of Puerto Rico #	5.0000	7/1/2035	97,125
50,000	Commonwealth of Puerto Rico #	5.2500	7/1/2023	32,375
45,000	Puerto Rico Public Buildings Authority #	5.1250	7/1/2025	29,587
115,000	Puerto Rico Public Buildings Authority #	5.1250	7/1/2026	75,612
85,000	Puerto Rico Public Buildings Authority #	5.5000	7/1/2023	55,887
140,000	Puerto Rico Public Buildings Authority #	5.7500	7/1/2022	92,050
2,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2024	1,682
3,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2027	2,241
3,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2029	1,993
4,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2031	2,371
4,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2033	2,128
48,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2046	10,385
39,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.0000	7/1/2051	6,219
3,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.5000	7/1/2034	3,041
1,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.5500	7/1/2040	987
19,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.5500	7/1/2040	16,815
122,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.5500	7/1/2040	107,971
13,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.7500	7/1/2053	12,359
34,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.0000	7/1/2058	33,679
7,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.0000	7/1/2058	6,143
270,000	University of Puerto Rico	5.0000	6/1/2021	269,662
	TOTAL MUNICIPAL BOND (Cost $970,288)			1,063,112

Shares
	COMMON STOCKS - 37.9%
	AGRICULTURE - 0.7%
2,500	Andersons, Inc.			80,575

	AIRLINES - 1.2%
1,000	Allegiant Travel Co. (a)			129,470

	AUTO MANUFACTURERS - 0.9%
7,000	Wabash National Corp. (a)			94,850

	AUTO PARTS & EQUIPMENT - 0.7%
5,700	American Axle & Manufacturing Holdings, Inc. *(a)			81,567

	BUSINESS DEVELOPMENT COMPANIES - 1.6%
3,333	Apollo Investment Corp.			50,462
20,000	Prospect Capital Corp. (b)			130,400
				180,862
	CHEMICALS - 1.0%
5,000	Olin Corp. (a)			115,700

	COMMERCIAL SERVICES - 2.6%
30,000	Textainer Group Holdings Ltd. *(a)(b)			289,500

	COSMETICS/PERSONAL CARE - 0.2%
14,500	Veru, Inc. *			21,170

	DISTRIBUTION/WHOLESALE - 1.4%
5,000	Triton International Ltd. (b)			155,500

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Fair Value
	COMMON STOCKS - 37.9% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
5,000	Ares Management LP	$116,050
2,700	Deluxe Corp. (a)	118,044
		234,094
	ELECTRONICS - 0.6%
7,942	Celestica, Inc. *(a)	67,110

	ENERGY-ALTERNATE SOURCES - 0.9%
7,000	FutureFuel Corp. (c)	93,800

	ENVIRONMENTAL CONTROL - 0.8%
5,000	Covanta Holding Corp.	86,550

	HEALTHCARE-SERVICES - 0.6%
10,100	Brookdale Senior Living, Inc. *(a)(b)(c)	66,458

	HOME BUILDERS - 1.4%
2,500	LGI Homes, Inc. *(a)(b)	150,600

	HOUSEWARES - 2.1%
9,000	Tupperware Brands Corp. (a)(b)	230,220

	INSURANCE - 0.1%
15,000	Maiden Holdings Ltd.	11,140

	LEISURE TIME - 0.6%
5,000	Camping World Holdings, Inc. (a)(b)	69,550

	LODGING - 0.8%
5,000	St. Joe Co. *	82,450

	MEDIA - 0.6%
27,000	Salem Media Group, Inc.	68,985

	METAL FABRICATE/HARDWARE - 0.3%
9,093	Ampco-Pittsburgh Corp. *	30,007

	MINING - 2.9%
6,000	Compass Minerals International, Inc. (b)	326,220

	OIL & GAS - 1.7%
4,450	CVR Energy, Inc. (a)(b)(c)	183,340
10,000	Obsidian Energy Ltd. *	2,750
		186,090
	REAL ESTATE - 1.3%
29,900	Xinyuan Real Estate Co. Ltd. - ADR (a)	145,613

	RETAIL - 6.3%
5,000	Big Lots, Inc.	190,100
5,000	Buckle, Inc.	93,600
3,000	Cheesecake Factory, Inc. (a)(b)(c)	146,760
100	Cracker Barrel Old Country Store, Inc.	16,161
24,180	Destination Maternity Corp. *	52,712
10,000	GameStop Corp.	101,600
25,000	Office Depot, Inc. (b)(c)	90,750
		691,683
	SEMICONDUCTORS - 2.7%
10,000	Rambus, Inc. *	104,500
5,000	Silicon Motion Technology Corp. (a)(b)	198,200
		302,700
	TRANSPORTATION - 1.8%
10,000	Ardmore Shipping Corp. *	61,600
1,300	Matson, Inc.	46,917
10,000	Seaspan Corp. (c)	87,000
		195,517
	TOTAL COMMON STOCKS (Cost $5,528,590)	4,187,981

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Fair Value
	REAL ESTATE INVESTMENT TRUSTS (REITs) - 14.3%
8,000	Ares Commercial Real Estate Corp. (a)(b)	$121,520
3,125	ARMOUR Residential REIT, Inc.	61,031
10,000	Ashford Hospitality Trust, Inc.	47,500
12,500	CoreCivic, Inc. (b)	243,125
10,000	Farmland Partners, Inc.	64,000
5,500	Great Ajax Corp.	75,570
7,000	Invesco Mortgage Capital, Inc.	110,600
6,250	Office Properties Income Trust	172,750
400	One Liberty Properties, Inc.	11,600
24,360	Two Harbors Investment Corp. (b)	329,591
60,000	Washington Prime Group, Inc. (b)	339,000
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $2,173,692)	1,576,287

	MUTUAL FUNDS - 4.9%
	DEBT FUNDS - 4.9%
15,000	Ares Dynamic Credit Allocation Fund, Inc. (b)	222,600
35,000	Morgan Stanley Emerging Markets Debt Fund, Inc.	314,650
	TOTAL MUTUAL FUND (Cost $528,397)	537,250

	LIMITED PARTNERSHIPS - 5.2%
	INVESTMENT COMPANIES - 1.8%
12,500	Compass Diversified Holdings (b)	196,125

	OIL & GAS - 0.1%
4,000	Emerge Energy Services LP *	7,760

	OIL & GAS SERVICES - 0.4%
15,000	CSI Compressco LP	42,600

	PIPELINES - 0.6%
500	Holly Energy Partners LP (a)	13,495
2,000	NuStar Energy LP	53,780
		67,275
	REAL ESTATE - 0.9%
5,000	Brookfield Property Partners LP	102,850

	TRANSPORTATION - 1.4%
12,500	Martin Midstream Partners LP (b)	155,625

	TOTAL LIMITED PARTNERSHIPS (Cost $1,353,999)	572,235

		Coupon Rate (%)	Maturity
	PREFERRED STOCKS - 19.8%
	BANKS - 1.7%
8,000	Webster Financial Corp. (b)	5.2500	Perpetual	187,040

	INSURANCE - 2.8%
5,000	Maiden Holdings Ltd.	6.6250	6/14/2046	81,100
5,000	Maiden Holdings Ltd.	6.7000	Perpetual	24,900
10,000	Maiden Holdings Ltd.	7.7500	12/1/2043	200,100
				306,100
	INVESTMENT COMPANIES - 1.1%
5,000	Prospect Capital Corp.	6.2500	6/15/2024	125,900

	PIPELINES - 1.9%
10,000	NuStar Energy LP, Quarterly US LIBOR +5.64% ****	7.6250	6/15/2024	212,800

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 9.2%
10,000	ARMOUR Residential REIT, Inc.	7.8750	Perpetual	250,000
5,000	Invesco Mortgage Capital, Inc.	7.7500	Perpetual	127,650
5,000	Pennsylvania Real Estate Investment Trust	7.2000	Perpetual	103,750
3,573	Pennsylvania Real Estate Investment Trust	7.3750	Perpetual	76,819
5,000	Two Harbors Investment Corp.	7.5000	Perpetual	122,450
5,000	Two Harbors Investment Corp.	7.7500	Perpetual	124,400
5,000	Washington Prime Group, Inc.	6.8750	Perpetual	98,000
5,000	Washington Prime Group, Inc.	7.5000	Perpetual	110,350
				1,013,419

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS - 19.8% (Continued)
	TRANSPORTATION - 3.1%
4,000	Costamare, Inc.	8.8750	Perpetual	99,920
5,000	Seaspan Corp.	7.9500	Perpetual	120,600
5,000	Seaspan Corp.	8.2500	Perpetual	123,850
				344,370
	TOTAL PREFERRED STOCKS (Cost $2,188,517)			2,189,629

	TOTAL INVESTMENTS IN LONG SECURITIES - 98.9% (Cost $13,488,331)			$10,924,004
	TOTAL CALL OPTIONS WRITTEN - (0.3)% (Premiums Received $158,933)			(36,837)
	TOTAL PUT OPTIONS WRITTEN - (2.4)% (Premiums Received $242,822)			(265,795)
	TOTAL SECURITIES SOLD SHORT - (7.3)% (Proceeds $1,012,378)			(808,142)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.1%			1,226,933
	TOTAL NET ASSETS - 100.0%			$11,040,163

			Notional Value at
Contracts***		Counterparty	March 31, 2019	Fair Value
	SCHEDULE OF CALL OPTIONS WRITTEN - (0.3)% *
100	Brookdale Senior Living, Inc.
	Expiration April 2019, Exercise Price $9.00	Interactive Brokers	$90,000	$750
30	Cheesecake Factory, Inc.
	Expiration April 2019, Exercise Price $50.00	Interactive Brokers	150,000	1,650
25	CVR Energy, Inc.
	Expiration June 2019, Exercise Price $40.00	Interactive Brokers	100,000	7,437
70	FutureFuel Corp.
	Expiration May 2019, Exercise Price $20.00	Interactive Brokers	140,000	2,625
100	iPATH S&P 500 VIX Short-Term Futures ETN
	Expiration April 2019, Exercise Price $29.00	Interactive Brokers	290,000	17,500
250	Office Depot, Inc.
	Expiration April 2019, Exercise Price $3.50	Interactive Brokers	87,500	6,000
100	Seaspan Corp.
	Expiration May 2019, Exercise Price $10.00	Interactive Brokers	100,000	750
50	Sturm Ruger & Co., Inc.
	Expiration April 2019, Exercise Price $65.00	Interactive Brokers	325,000	125
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received $158,933)			$36,837

	SCHEDULE OF PUT OPTIONS WRITTEN - (2.4)% *
10	Allegiant Travel Co.
	Expiration April 2019, Exercise Price $120.00	Interactive Brokers	$120,000	$1,150
69	American Axle & Manufacturing Holdings, Inc.
	Expiration April 2019, Exercise Price $17.00	Interactive Brokers	117,300	18,458
18	Ares Commercial Real Estate Co.
	Expiration May 2019, Exercise Price $15.00	Interactive Brokers	27,000	450
25	Blackbaud, Inc.
	Expiration June 2019, Exercise Price $70.00	Interactive Brokers	175,000	3,563
25	Blackbaud, Inc.
	Expiration June 2019, Exercise Price $75.00	Interactive Brokers	187,500	7,062
49	Brookdale Senior Living, Inc.
	Expiration April 2019, Exercise Price $8.00	Interactive Brokers	39,200	6,860
100	Brookdale Senior Living, Inc.
	Expiration July 2019, Exercise Price $7.00	Interactive Brokers	70,000	8,750
50	Camping World Holdings, Inc.
	Expiration June 2019, Exercise Price $19.00	Interactive Brokers	95,000	27,750
100	Celestica, Inc.
	Expiration June 2019, Exercise Price $10.00	Interactive Brokers	100,000	18,750
30	Cheesecake Factory, Inc.
	Expiration April 2019, Exercise Price $45.00	Interactive Brokers	135,000	300
25	CVR Energy, Inc.
	Expiration June 2019, Exercise Price $40.00	Interactive Brokers	100,000	5,687
20	Deluxe Corp.
	Expiration April 2019, Exercise Price $40.00	Interactive Brokers	80,000	520
13	Deluxe Corp.
	Expiration April 2019, Exercise Price $50.00	Interactive Brokers	65,000	8,450
50	Graphic Packaging Holding Co.
	Expiration June 2019, Exercise Price $15.00	Interactive Brokers	75,000	12,625
45	Holly Energy Partners LP
	Expiration May 2019, Exercise Price $30.00	Interactive Brokers	135,000	16,425

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
March 31, 2019

			Notional Value at
Contracts***		Counterparty	March 31, 2019	Fair Value
	SCHEDULE OF PUT OPTIONS WRITTEN - (2.4)% * (Continued)
50	Kelly Services, Inc.
	Expiration May 2019, Exercise Price $22.50	Interactive Brokers	$112,500	$5,150
25	LGI Homes, Inc.
	Expiration May 2019, Exercise Price $55.00	Interactive Brokers	137,500	5,375
50	Navistar International Corp.
	Expiration April 2019, Exercise Price $34.00	Interactive Brokers	170,000	10,750
50	Olin Corp.
	Expiration May 2019, Exercise Price $25.00	Interactive Brokers	125,000	12,375
30	Sanmina Corp.
	Expiration April 2019, Exercise Price $30.00	Interactive Brokers	90,000	4,050
50	Silicon Motion Technology Corp.
	Expiration June 2019, Exercise Price $35.00	Interactive Brokers	175,000	6,000
50	Sturm Ruger & Co., Inc.
	Expiration April 2019, Exercise Price $55.00	Interactive Brokers	275,000	12,500
100	Textainer Group Holdings Ltd.
	Expiration May 2019, Exercise Price $12.50	Interactive Brokers	125,000	30,250
100	Tile Shop Holdings, Inc.
	Expiration May 2019, Exercise Price $7.50	Interactive Brokers	75,000	19,500
7	Tupperware Brands Corp.
	Expiration April 2019, Exercise Price $40.00	Interactive Brokers	28,000	10,220
70	Wabash National Corp.
	Expiration April 2019, Exercise Price $15.00	Interactive Brokers	105,000	10,325
100	Xinyuan Real Estate Co. Ltd.
	Expiration April 2019, Exercise Price $5.00	Interactive Brokers	50,000	2,500
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received $242,822)			$265,795

Shares
	SECURITIES SOLD SHORT - (7.3)%
	CLOSED-END FUND - (1.8)%
15,000	Stone Harbor Emerging Markets Income Fund			$195,600

	EQUITY FUND - (5.3)%
20,000	iPATH S&P 500 VIX Short-Term Futures ETN *			585,200

	REAL ESTATE INVESTMENT TRUST (REIT) - (0.2)%
1,800	Ares Commercial Real Estate Corp.			27,342

	TOTAL SECURITIES SOLD SHORT (Proceeds $1,012,378)			$808,142

ADR - American Depositary Receipt

LP - Limited Partnership

ETN - Exchange-Traded Note

REIT - Real Estate Investment Trust

VIX - S&P 500 Volatility Index

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 1.83% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

#	Security in default.

*	Non-Income producing security

****	Variable Rate as of March 31, 2019.

***	One contract is equivalent to 100 shares of common stock.

(a)	Subject to put options written.

(b)	All or a portion of the security is segregated as collateral for call options written.

(c)	Subject to call options written.

See accompanying notes to financial statements.

Camelot Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2019

	Camelot Premium	Camelot Excalibur
	Return Fund	Small Cap Income Fund
ASSETS
Investment securities:
At cost	$66,447,911	$13,488,331
At value (including collateral for loaned securities)	$56,888,267	$10,924,004
Cash	197,706	116,818
Deposit with Brokers	—	1,017,895
Dividends and interest receivable	154,986	65,979
Receivable for Fund shares sold	33,046	17,100
Receivable due from Advisor	—	265
Prepaid expenses and other assets	26,544	31,600
TOTAL ASSETS	57,300,549	12,173,661
LIABILITIES
Securities sold short (Proceeds $3,749,662, $1,012,378)	3,317,920	808,142
Options written, at value (Premiums received $2,105,824, $401,755)	1,604,312	302,632
Investment management fees payable	32,507	—
Due to Broker	42,155	—
Payable upon return of securities loaned	4,844,710	—
Securities purchased payable	—	800
Payable for Fund shares repurchased	802,239	873
Payable to related parties	4,047	1,266
Dividends on securities sold short payable	340	594
Accrued expenses and other liabilities	13,013	19,191
TOTAL LIABILITIES	10,661,243	1,133,498
NET ASSETS	$46,639,306	$11,040,163

Composition of Net Assets:
Paid in capital	$54,209,151	$12,701,826
Accumulated earnings	(7,569,845)	(1,661,663)
NET ASSETS	$46,639,306	$11,040,163
Net Asset Value Per Share:
Class A Shares:
Net Assets	$3,266,397	$343,869
Shares of beneficial interest outstanding (a)	350,953	41,783
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$9.31	$8.23
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$9.88	$8.73

Class I Shares:
Net Assets	$43,372,909	$10,696,294
Shares of beneficial interest outstanding (a)	4,661,597	1,308,668
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.30	$8.17

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

Camelot Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2019

	Camelot Premium	Camelot Excalibur
	Return Fund	Small Cap Income Fund

INVESTMENT INCOME
Dividends (net of withholding taxes of $10,520 and $177, respectively)	$1,057,161	$321,711
Interest	273,120	65,051
Securities lending income - net	14,628	2,626
TOTAL INVESTMENT INCOME	1,344,909	389,388

EXPENSES
Investment management fees	231,644	54,200
Distribution (12b-1) fees:
Class A	4,807	478
Class C	2,305	—
Interest expense	198,901	28,982
Administration fees	50,957	18,532
Registration fees	25,292	22,480
Management service fees	24,747	7,699
Dividends on securities sold short	21,938	18,290
Shareholder service fees	14,441	5,376
Legal Fees	8,482	4,209
Printing and postage expenses	7,723	2,116
Compliance officer fees	6,685	6,235
Audit fees	6,234	6,234
Trustees fees and expenses	5,938	8,219
Custodian fees	2,953	3,377
Insurance expense	692	350
Other expenses	1,295	977
TOTAL EXPENSES	615,034	187,754
Less: Fees waived by the Manager	(39,855)	(58,710)
NET EXPENSES	575,179	129,044

NET INVESTMENT INCOME	769,730	260,344

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,075,834)	89,068
Options written	1,626,093	238,269
Foreign currency transactions	349	4
Securities sold short	326,802	4,752
Net realized gain	877,410	332,093
Net change in unrealized appreciation (depreciation) on:
Investments	(4,308,253)	(982,419)
Options written	356,562	89,633
Foreign currency translations	20	—
Securities sold short	(94,115)	61,376
Net change in unrealized depreciation	(4,045,786)	(831,410)

NET REALIZED AND UNREALIZED LOSS	(3,168,376)	(499,317)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,398,646)	$(238,973)

See accompanying notes to financial statements.

Camelot Premium Return Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended	For the
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
FROM OPERATIONS
Net investment income	$769,730	$1,740,863
Net realized gain from investments,
options written, foreign currency transactions, and securities sold short	877,410	1,706,866
Distributions of realized gains by underlying investment companies	—	1,635
Net change in unrealized appreciation (depreciation) of investments, options written, Foreign currency translations, and securities sold short	(4,045,786)	1,579,706
Net increase (decrease) in net assets resulting from operations	(2,398,646)	5,029,070

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(373,316)
Class C	—	(32,339)
Class I	—	(1,609,181)
From net realized gains:
Class A	—	(242,992)
Class C	—	(24,522)
Class I	—	(889,184)
Total distributions paid*
Class A	(147,265)	—
Class C	(19,833)	—
Class I	(1,720,674)	—
Net decrease in net assets from distributions to shareholders	(1,887,772)	(3,171,534)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	554,223	4,298,040
Class C#	1,239	16,433
Class I	7,421,311	53,388,710
Net asset value of shares issued in reinvestment of distributions:
Class A	101,812	382,362
Class C#	16,656	42,999
Class I	588,000	679,183
Payments for shares redeemed:
Class A	(3,233,607)	(56,530,792)
Class C#	(832,337)	(562,975)
Class I	(6,221,213)	(12,291,965)
Net decrease in net assets from shares of beneficial interest	(1,603,916)	(10,578,005)

TOTAL DECREASE IN NET ASSETS	(5,890,334)	(8,720,469)

NET ASSETS
Beginning of Period	52,529,640	61,250,109
End of Period **	$46,639,306	$52,529,640

*	Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current period’s presentation.

**	Net Assets- End of Year includes distributions in excess of net investment gain of $812,775 as of September 30, 2018.

See accompanying notes to financial statements.

Camelot Premium Return Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Period Ended	For the
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
SHARE ACTIVITY
Class A:
Shares Sold	59,539	425,244
Shares Reinvested	11,956	38,881
Shares Redeemed	(346,919)	(5,766,810)
Net decrease in shares of beneficial interest outstanding	(275,424)	(5,302,685)

Class C: #
Shares Sold	137	1,698
Shares Reinvested	2,054	4,415
Shares Redeemed	(100,514)	(57,143)
Net decrease in shares of beneficial interest outstanding	(98,323)	(51,030)

Class I:
Shares Sold	839,561	5,419,390
Shares Reinvested	68,879	69,201
Shares Redeemed	(687,744)	(1,235,239)
Net increase in shares of beneficial interest outstanding	220,696	4,253,352

#	Class C shares converted to Class I shares effective January 4, 2019.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Period Ended	For the
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
FROM OPERATIONS
Net investment income	$260,344	$585,423
Net realized gain from investments, options written, foreign currency transactions, and securities sold short	332,093	106,489
Net change in unrealized appreciation (depreciation) of investments, options written, and securities sold short	(831,410)	594,764
Net increase (decrease) in net assets resulting from operations	(238,973)	1,286,676

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(104,673)
Class I	—	(442,410)
From net realized gains:
Class A	—	(29,826)
Class I	—	(27,136)
Total distributions paid*
Class A	(19,116)	—
Class I	(483,360)	—
Net decrease in net assets from distributions to shareholders	(502,476)	(604,045)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	101,274	460,597
Class I	2,991,108	12,329,240
Net asset value of shares issued in reinvestment of distributions:
Class A	17,638	45,868
Class I	156,418	238,616
Payments for shares redeemed:
Class A	(173,932)	(11,167,138)
Class C #	—	(1,151)
Class I	(2,435,077)	(3,051,211)
Net increase (decrease) in net assets from shares of beneficial interest	657,429	(1,145,179)

TOTAL DECREASE IN NET ASSETS	(84,020)	(462,548)

NET ASSETS
Beginning of Period	11,124,183	11,586,731
End of Period **	$11,040,163	$11,124,183

*	Distributions from net investment income and net realized capital gains are combined for the six months ended March 31, 2019. See “Recent Accounting Pronouncements and Reporting Updates” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current period’s presentation.

**	Net Assets- End of Year includes distributions in excess of net investment gain of $367,843 as of September 30, 2018.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Period Ended	For the
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018

SHARE ACTIVITY
Class A:
Shares Sold	12,548	53,635
Shares Reinvested	2,372	5,383
Shares Redeemed	(23,331)	(1,316,825)
Net decrease in shares of beneficial interest outstanding	(8,411)	(1,257,807)

Class C: #
Shares Sold	—	—
Shares Reinvested	—	—
Shares Redeemed	—	(134)
Net decrease in shares of beneficial interest outstanding	—	(134)

Class I:
Shares Sold	382,441	1,455,151
Shares Reinvested	20,984	28,445
Shares Redeemed	(301,418)	(351,084)
Net increase in shares of beneficial interest outstanding	102,007	1,132,512

#	Class C shares closed effective November 14, 2017.

See accompanying notes to financial statements.

Camelot Premium Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the Period
	Ended		Year	Year		Year		Year		Year
	March 31, 2019		Ended	Ended		Ended		Ended		Ended
	(Unaudited)		September 30, 2018	September 30, 2017		September 30, 2016		September 30, 2015		September 30, 2014
Net asset value, beginning of period	$10.17		$9.78	$9.57		$9.25		$11.21		$10.61
Activity from investment operations:
Net investment income (1)	0.13		0.27	0.27		0.27		0.21		0.20
Net realized and unrealized gain (loss) on investments	(0.63)		0.69	0.50		0.98		(1.41)		1.26
Total from investment operations	(0.50)		0.96	0.77		1.25		(1.20)		1.46
Less distributions from:
Net investment income	(0.06)		(0.35)	(0.21)		(0.21)		(0.19)		(0.21)
Return of capital	—		—	(0.09)		(0.26)		—		—
Net realized gains	(0.31)		(0.22)	(0.26)		(0.46)		(0.57)		(0.65)
Total distributions	(0.36)		(0.57)	(0.56)		(0.93)		(0.76)		(0.86)
Net asset value, end of period	$9.31		$10.17	$9.78		$9.57		$9.25		$11.21
Total return (2)	(4.52	)% (9)	10.16%	8.14%		14.71	% (7)	(11.22	)% (7)	14.22%
Net assets, at end of period (000s)	$3,266		$6,370	$57,965		$53,052		$59,401		$53,303
Ratio of gross expenses to average net assets (3)(4)(5)	2.88	% (10)	1.90%	1.76%		1.86%		1.66%		1.75%
Ratio of net expenses to average net assets (4)(5)	2.71	% (10)	1.82%	1.77	% (8)	1.78%		1.73	% (8)	1.75%
Ratio of net investment income to average net assets (4)(5)(6)	2.96	% (10)	2.74%	2.77%		2.94%		2.00%		2.12%
Portfolio Turnover Rate	55	% (9)	44%	32%		44%		38%		21%

(1)	Per share amounts calculated using the average shares method.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	The ratios include 0.96%, 0.07%, 0.02% and 0.03% for the periods ended March 31, 2019, September30, 2018, September 30, 2017 and September 30, 2016 attributed to dividends from securities sold short and interest expense.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	The ratio includes expense recapture by the Manager.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Camelot Premium Return Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class I
	For the Period
	Ended		Year	For the Period
	March 31, 2019		Ended	Ended
	(Unaudited)		September 30, 2018	September 30, 2017(1)
Net asset value, beginning of period	$10.17		$9.78	$9.80
Activity from investment operations:
Net investment income (2)	0.15		0.35	0.23
Net realized and unrealized gain (loss) on investments	(0.65)		0.65	0.19
Total from investment operations	(0.50)		1.00	0.42
Less distributions from:
Net investment income	(0.07)		(0.39)	(0.13)
Return of capital	—		—	(0.13)
Net realized gains	(0.30)		(0.22)	(0.18)
Total distributions	(0.37)		(0.61)	(0.44)
Net asset value, end of period	$9.30		$10.17	$9.78
Total return (3)	(4.48	)% (8)	10.56%	4.31	% (8)
Net assets, at end of period (000s)	$43,373		$45,166	$1,834
Ratio of gross expenses to average net assets (4)(5)(6)	2.63	% (9)	1.65%	1.51	% (9)
Ratio of net expenses to average net assets (5)(6)	2.46	% (9)	1.57%	1.52	% (9)(10)
Ratio of net investment income to average net assets (5)(7)	3.37	% (9)	3.46%	3.02	% (9)
Portfolio Turnover Rate	55	% (8)	44%	32	% (8)

(1)	The Camelot Premium Return Fund’s Class I shares commenced operations on December 30, 2016.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Does not reflect the impact of sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	The ratios include 0.96%, 0.07% and 0.02% for the periods ended March 31, 2019, September 30, 2018 and September 30, 2017 attributed to dividends from securities sold short and interest expense.

(7)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

(10)	The ratio includes expense recapture by the Manager.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each of the Periods Presented

	Class A
	For the Period
	Ended		Year	Year	Year		Year		For the
	March 31, 2019		Ended	Ended	Ended		Ended		Period Ended
	(Unaudited)		September 30, 2018	September 30, 2017	September 30, 2016		September 30, 2015		September 30, 2014(1)
Net asset value, beginning of period	$8.91		$8.38	$8.03	$7.86		$9.34		$10.00
Activity from investment operations:
Net investment income (2)	0.18		0.37	0.33	0.30		0.29		0.14
Net realized and unrealized gain (loss) on investments	(0.48)		0.59	0.42	0.60		(1.43)		(0.60)
Total from investment operations	(0.30)		0.96	0.75	0.90		(1.14)		(0.46)
Less distributions from:
Net investment income	(0.12)		(0.39)	(0.31)	(0.26)		(0.22)		(0.08)
Return of capital	—		—	—	(0.08)		—		—
Net realized gains	(0.26)		(0.04)	(0.09)	(0.39)		(0.12)		(0.12)
Total distributions	(0.38)		(0.43)	(0.40)	(0.73)		(0.34)		(0.20)
Net asset value, end of period	$8.23		$8.91	$8.38	$8.03		$7.86		$9.34
Total return (3)	(2.88	)% (9)	11.80%	9.37%	12.26	% (8)	(12.50	)% (8)	(4.68	)% (9)
Net assets, at end of period (000s)	$344		$447	$10,967	$9,094		$8,524		$8,918
Ratio of gross expenses to average net assets (4)(5)(6)	3.45	% (10)	2.70%	2.70%	2.50%		2.23%		5.84	% (10)
Ratio of net expenses to average net assets (5)(6)	2.62	% (10)	1.80%	1.77%	1.78%		1.75%		1.75	% (10)
Ratio of net investment income to average net assets (5)(7)	4.54	% (10)	4.52%	3.86%	3.92%		3.22%		2.26	% (10)
Portfolio Turnover Rate	28	% (9)	36%	25%	23%		44%		5	% (9)

(1)	The Camelot Excalibur Small Cap Income Fund commenced operations on December 31, 2013.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	The ratios include 0.87%, 0.05%, 0.02% and 0.03% for the periods ended March 31, 2019, September 30, 2018, September 30, 2017 and September 30, 2016 attributed to dividends from securities sold short and interest expense.

(7)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(9)	Not annualized.

(10)	Annualized.

See accompanying notes to financial statements.

Camelot Excalibur Small Cap Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding for each of the Periods Presented

	Class I
	For the Period
	Ended		Year	For the Period
	March 31, 2019		Ended	Ended
	(Unaudited)		September 30, 2018	September 30, 2017(1)
Net asset value, beginning of period	$8.85		$8.35	$8.43
Activity from investment operations:
Net investment income (2)	0.19		0.45	0.25
Net realized and unrealized loss on investments	(0.48)		0.51	(0.01)
Total from investment operations	(0.29)		0.96	0.24
Less distributions from:
Net investment income	(0.13)		(0.42)	(0.25)
Return of capital	—		—	—
Net realized gains	(0.26)		(0.04)	(0.07)
Total distributions	(0.39)		(0.46)	(0.32)
Net asset value, end of period	$8.17		$8.85	$8.35
Total return (3)	(2.77	)% (8)	11.85%	2.80	% (8)
Net assets, at end of period (000s)	$10,696		$10,677	$619
Ratio of gross expenses to average net assets (4)(5)(6)	3.20	% (9)	2.45%	2.45	% (9)
Ratio of net expenses to average net assets (5)(6)	2.37	% (9)	1.55%	1.52	% (9)
Ratio of net investment income to average net assets (5)(7)	4.81	% (9)	5.24%	4.11	% (9)
Portfolio Turnover Rate	28	% (8)	36%	25	% (8)

(1)	The Camelot Excalibur Small Cap Income Fund’s Class I shares commenced operations on December 30, 2016.

(2)	Per share amounts calculated using the average shares method.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any. Had the Manager not waived a portion of the Fund’s expenses in certain periods, total return would have been lower. Does not reflect the impact of sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	The ratios include 0.87%, 0.05% and 0.02% for the periods ended March 31, 2019, September 30, 2018 and September 30, 2017 attributed to dividends from securities sold short and interest expense.

(7)	Recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Annualized.

See accompanying notes to financial statements.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2019

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The trust currently consists of thirty-nine series. These financial statements include the following series: Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund (each a “Fund” or collectively the “Funds”). The Premium Return Fund is registered as diversified and the Small Cap Income Fund is registered as non-diversified. The Funds’ investment manager is Camelot Funds, LLC (the “Manager”), which began serving as the Funds’ manager in February 1, 2015. Prior to February 1, 2015, Camelot Portfolios, LLC served as the Funds’ manager. Camelot Premium Return Fund’s Class A shares commenced operations on December 27, 2010 and the Fund’s Class I shares commenced operations on December 30, 2016. The Camelot Excalibur Small Cap Income Fund’s Class A shares commenced operations on December 31, 2013 and the Fund’s Class I shares commenced operations on December 30, 2016. The Camelot Premium Return Fund’s and Camelot Excalibur Small Cap Income Fund’s objective is to provide consistent and growing current income stream with a secondary objective of providing long-term growth of capital.

The Camelot Premium Return Fund offers two classes of shares, Class A and Class I. The Camelot Excalibur Small Cap Income Fund offers Class A and Class I shares. Each share class represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

a)        Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. Short term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Board of Trustees of the Trust (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2019 for the Funds’ assets and liabilities measured at fair value:

Camelot Premium Return Fund

Assets
Security Classifications *	Level 1	Level 2	Level 3	Total
Bonds	$—	$3,455,153	$—	$3,455,153
Closed-End Funds	5,045,807	—	—	5,045,807
Common Stocks	26,450,116	—	—	26,450,116
Limited Partnerships	3,976,834	—	—	3,976,834
Municipal Bonds	—	4,197,570	—	4,197,570
Preferred Stocks	4,590,919	—	—	4,590,919
Real Estate Investment Trusts	4,136,358	—	—	4,136,358
Investment Purchased as Securities Lending
Collateral	4,844,710	—	—	4,844,710
Total	$49,044,744	$7,652,723	$—	$56,697,467

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Liabilities
Security Classifications *	Level 1	Level 2	Level 3	Total
Call Options Written	$(233,165)	$—	$—	$(233,165)
Put Options Written	(1,291,757)	(79,390)	—	(1,371,147)
Securities Sold Short	(3,317,920)	—	—	(3,317,920)
Total	$(4,842,842)	$(79,390)	$—	$(4,922,232)

*	For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period.

Camelot Excalibur Small Cap Income Fund

Assets
Security Classifications *	Level 1	Level 2	Level 3	Total
Bonds	$—	$797,510	$—	$797,510
Common Stocks	4,187,981	—	—	4,187,981
Limited Partnerships	572,235	—	—	572,235
Municipal Bonds	—	1,063,112	—	1,063,112
Mutual Funds	537,250	—	—	537,250
Preferred Stocks	2,189,629	—	—	2,189,629
Real Estate Investment Trusts	1,576,287	—	—	1,576,287
Total	$9,063,382	$1,860,622	$—	$10,924,004

Liabilities
Security Classifications *	Level 1	Level 2	Level 3	Total
Call Options Written	$(25,150)	$(11,687)	$—	$(36,837)
Put Options Written	(30,670)	(235,125)	—	(265,795)
Securities Sold Short	(808,142)	—	—	(808,142)
Total	$(863,962)	$(246,812)	$—	$(1,110,774)

*	For a detailed break-out by major industry classification, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period.

b)        Accounting for Options - When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The Manager may use options strategies, such as puts and covered calls on individual securities, as well as options on securities indices, to generate income, to reduce portfolio volatility, or to reduce downside risk when the Manager believes adverse market, political or other conditions are likely. The Manager may also utilize a combination of puts and/or calls regarding the same security (sometimes referred to as “straddles,” “collars” or “spreads”) or utilize puts and calls on related securities. The Funds may purchase a call option on a stock (including securities of exchange-traded funds) it may purchase at some point in the future. When the Funds purchase an option, the premium paid is recorded as an asset. Each day the option contract is valued in accordance with the procedures for security valuation discussed above. When an offsetting option is written (a closing transaction) or the option contract expires, the Funds realize a gain or loss and the asset representing such option contract is eliminated. When a put option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds of the sale are decreased by the premiums originally paid. When a call option is exercised, the Funds purchase the underlying security and the cost basis of such purchase is increased by the premium originally paid.

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Camelot Premium Return Fund

Derivatives Not
Accounted for as Hedging	Primary Risk	Location of Derivatives on	Fair Value of Asset/
Instruments under GAAP	Exposure	Statement of Assets and Liabilities	Liability Derivatives
Call options written	Equity Risk	Options written, at value	$(233,165)
Put options written	Equity Risk	Options written, at value	(1,371,147)
Total			$(1,604,312)

The effect of derivative instruments on the Statement of Operations for the six months period ended March 31, 2019, was as follows:

			Realized and Unrealized
Derivatives Not			Gain (Loss) on
Accounted for as			Asset/Liability
Hedging Instruments		Location of Gain (Loss) on	Derivatives Recognized in
under GAAP	Primary Risk Exposure	Derivatives Recognized in Income	Income
Purchased options	Equity Risk	Net realized loss from investments	$(45,787)
Purchased options	Equity Risk	Net change in unrealized appreciation on investments	15,437
Options written	Equity Risk	Net realized gain from options written	1,626,093
Options written	Equity Risk	Net change in unrealized appreciation on options written	356,562
Total			$1,952,305

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The locations on the Statements of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Camelot Excalibur Small Cap Income Fund

Derivatives Not
Accounted for as			Fair Value of
Hedging Instruments	Primary Risk	Location of Derivatives on	Asset/Liability
under GAAP	Exposure	Statement of Assets and Liabilities	Derivatives
Call options written	Equity Risk	Options written, at value	$(36,837)
Put options written	Equity Risk	Options written, at value	(265,795)
Total			$(302,632)

The effect of derivative instruments on the Statement of Operations for the six months period ended March 31, 2019, was as follows:

			Realized and Unrealized
Derivatives Not			Gain (Loss) on
Accounted for as			Asset/Liability
Hedging Instruments		Location of Gain (Loss) on	Derivatives Recognized in
under GAAP	Primary Risk Exposure	Derivatives Recognized in Income	Income
Purchased option	Equity Risk	Net change in unrealized depreciation on investments	$(11,627)
Options written	Equity Risk	Net realized gain from options written	238,269
Options written	Equity Risk	Net change in unrealized appreciation on options written	89,633
Total			$316,275

The contracts of the derivative instruments outstanding as of March 31, 2019 as disclosed in the Schedules of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

Offsetting of Financial Assets and Derivative Liabilities –

The following table presents the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2019.

Camelot Premium Return Fund

					Gross Amounts Not Offset in the
Assets:					Statement of Assets & Liabilities

				Net Amounts of Liabilities
	Gross Amounts of		Gross Amounts Offset	Presented in the
	Recognized		in the Statement of	Statement of Assets &	Financial		Cash Collateral
Description	Assets/Liabilities		Assets & Liabilities	Liabilities	Instruments		Received	Net Amount
Options Written	$(1,604,312	) (1)	$—	$(1,604,312)	$1,604,312	(2)	$—	$—
Securities Lending	4,720,169		—	4,720,169	—		4,720,169	—
Total	$3,115,857		$—	$3,115,857	$1,604,312		$4,720,169	$—

(1)	Purchase and written options at value as presented in the Schedules of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Camelot Excalibur Small Cap Income Fund

					Gross Amounts Not Offset in the
Liabilities:					Statement of Assets & Liabilities

				Net Amounts of Liabilities
	Gross Amounts of		Gross Amounts Offset	Presented in the
	Recognized		in the Statement of	Statement of Assets &	Financial		Cash Collateral
Description	Assets/Liabilities		Assets & Liabilities	Liabilities	Instruments		Received	Net Amount
Options Written	$(302,632	) (1)	$—	$(302,632)	$302,632	(2)	$—	$—
Total	$(302,632)		$—	$(302,632)	$302,632		$—	$—

(1)	Purchase and written options at value as presented in the Schedules of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

The following table sets forth the remaining contractual maturity of the collateral held as of March 31, 2019:

Securities Lending Transactions
Overnight and Continuous
Camelot Premium Return Fund
Mount Vernon Liquid Assets Portfolio, LLC	$4,844,710

c)        Short Sales - The Funds may sell securities short. A short sale is a transaction in which the Funds sell securities they do not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Funds must arrange through a broker to borrow the securities and, in so doing, the Funds become obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Funds will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decrease or increase between the date of the short sale and the date on which the Funds purchased the securities to replace the borrowed securities that have been sold.

d)        Federal Income Tax - The Funds have qualified and intend to continue to qualify as regulated investment companies and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income or excise tax provisions are required.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

As of and during the six months period ended March 31, 2019, the Funds did not have a liability for any unrecognized tax expense. The Funds recognize interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statements of Operations. As of March 31, 2019, the Funds did not incur any interest or penalties. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2016 to September 30, 2018, or expected to be taken in the Fund’s September 30, 2019 year end tax returns. The tax filings are open for examination by applicable taxing authorizes, U.S. federal, Nebraska, and foreign jurisdictions. No examination of the Funds’ tax returns is presently in progress.

e)        Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP are recorded on the ex-dividend date. The Funds distribute short-term capital gains and income quarterly and long-term capital gains annually.

f)        Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g)        Other - Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

h)        Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)        Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j)        Sales Charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Funds. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended March 31, 2019 there were no CDSC fees paid.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

k)        Security Loans - The Funds have entered into securities lending agreements with Huntington National Bank. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The cash collateral is invested in short-term investments as noted in the Funds’ Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

(2)	INVESTMENT TRANSACTIONS

For the six months period ended March 31, 2019, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Funds were as follows:

	Purchases	Sales
Camelot Premium Return Fund	$32,843,276	$25,997,334
Camelot Excalibur Small Cap Income Fund	3,343,366	2,870,445

(3)	INVESTMENT MANAGEMENT AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Camelot Funds, LLC is the Manager to the Funds pursuant to the terms of the Management Agreement (the “Management Agreement”) with the Trust on behalf of the Funds. Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes investment programs for the Funds. For its services under the Management Agreement, the Manager is paid a monthly management fee at the annual rate of 1.00% of the average daily net assets of each Fund. The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months period ended March 31, 2019, Management fees of $231,644 and $54,200 were incurred by the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Trust have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) at 1.75 and 1.50% for Class A and Class I Funds’ shares through January 31, 2020, respectively. Each waiver or reimbursement by the Manager is subject to recoupment within the three years following the fiscal year in which that particular expense is incurred, the recoupment may be achieved without exceeding the expense limitation in effect at the time of the waiver or reimbursement or at the time of recoupment.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

For the six months period ended March 31, 2019, the Manager has waived and reimbursed $39,855 and $58,710 for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively. As of March 31, 2019, the Manager has waived/reimbursed expenses of the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund that may be recovered no later than September 30 for the years indicated below:

	2019	2020	2021
Camelot Premium Return Fund	$43,781	$—	$37,705
Camelot Excalibur Small Cap Income Fund	62,351	96,423	104,532

The Trust has entered into a Management Services Agreement (the “Services Agreement”) with MFund Services, LLC (“MFund”). Pursuant to the Services Agreement, MFund provides sponsorship, management and administration services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months period ended March 31, 2019, the Funds incurred $24,747 and $7,699 for such fees for the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund, Alphacentric Advisors LLC (“Alphacentric”), and Catalyst Capital Advisors LLC (“Catalyst”) (Alphacentric and Catalyst each serve as investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Blu Giant, LLC (“Blu Giant”) (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Pursuant to the Services Agreement, MFund provides chief compliance officer services to the Funds. For these services, the Funds pay MFund an annual base fee plus an annual asset-based fee based upon net assets. In addition, the Funds reimburse MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Services Agreement. For the six months period ended March 31, 2019, the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund incurred $6,685 and $6,235 for such fees, respectively.

The independent trustees are paid $120,000 per year. The lead independent trustee of the Trust receives an additional fee of $25,000 per year. The Chairman of the Trust’s Audit Committee receives an additional fee of $25,000 per year.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Funds to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The Trust has not adopted a plan for Class I shares. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses.

For the six months period ended March 31, 2019, the Distributor received $867 and $2 in underwriter concessions from the sale of shares of the Camelot Premium Return Fund and Camelot Excalibur Small Cap Income Fund, respectively.

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes, for the Camelot Funds as of March 31, 2019 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Total Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Aggregate Cost	Appreciation	Depreciation	Depreciation
Camelot Premium Return Fund	$59,996,921	$5,331,840	$(13,362,726)	$(8,030,886)
Camelot Excalibur Small Cap Income Fund	11,733,593	1,515,080	(3,435,443)	(1,920,363)

The tax character of distributions paid during the fiscal years ended September 30, 2018 and September 30, 2017 was as follows:

For the year ended September 30, 2018
		Long-Term
Fund	Ordinary Income	Capital Gains	Return of Capital	Total
Camelot Premium Return Fund	$3,171,534	$—	$—	$3,171,534
Camelot Excalibur Small Cap Income Fund	604,045	—	—	604,045

For the year ended September 30, 2017
		Long-Term
Fund	Ordinary Income	Capital Gains	Return of Capital	Total
Camelot Premium Return Fund	$2,944,416	$—	$566,152	$3,510,568
Camelot Excalibur Small Cap Income Fund	514,788	—	—	514,788

As of September 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Camelot Premium Return Fund	$713,872	$—	$—	$—	$(12,219)	$(3,985,080)	$(3,283,427)
Camelot Excalibur Small Cap Income Fund	169,446	—	—	—	(707)	(1,088,953)	(920,214)

The difference between book basis and tax basis unrealized depreciation, accumulated net investment income and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, the mark-to-market treatment of option contracts and tax adjustments for publicly traded partnerships and underlying qualified electing funds held by publicly traded partnerships, perpetual bonds, trust

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

preferred securities and return of capital distributions from corporations. In addition, the amounts listed under other book/tax differences are primarily attributable to the tax deferral of losses on straddles. Permanent book and tax differences, primarily attributable to the reclass of fund distributions, and tax adjustments related to publicly traded partnerships, grantor trusts and return of capital distributions from corporations, resulted in reclassifications for the Funds for the year ended September 30, 2018 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Camelot Premium Return Fund	$(151,242)	$12,901	$138,341
Camelot Excalibur Small Cap Income Fund	(18,363)	(55,847)	74,210

(5)	UNDERLYING FUND RISK

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

(6)	OPTIONS RISK

There are risks associated with the sale and purchase of call and put options. The seller (writer) of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of an underlying security below the purchase price of an underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretical unlimited increase in the market price of an underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received, and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

(7)	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2019 FOLIO Investments, Inc. Special Custody Account for the Exclusive Benefit of Customers held 34.77% of the Camelot Premium Return Fund and 37.37% of the Camelot Excalibur Small Cap Income Fund and may be deemed to control the Fund.

(8)	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In August 2018, the FASB issued No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. These amendments have been adapted with these financial statements.

Camelot Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2019

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adapted with these financial statements.

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

(9)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Camelot Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2019

Consideration and Renewal of the Management Agreement with Camelot Portfolios, LLC with respect to the Camelot Excalibur Small Cap Income Fund and Camelot Premium Return Fund

In connection with the regular meeting held on November 19, 2018, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the management agreement (the “Management Agreement”) between the Trust and Camelot Portfolios, LLC, (“Camelot”) with respect to the Camelot Excalibur Small Cap Income Fund (the “Camelot ESCI”) and the Camelot Premium Return Fund (the “Camelot PR”) (collectively, the “Camelot Funds”).

The Board was assisted by legal counsel throughout the review process. The Board relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating and weighting each of the Gartenberg Factors to be considered. The conclusions reached by the Board were based on a comprehensive evaluation and discussion of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the renewal of the Management Agreement. In connection with their deliberations regarding renewal of the Management Agreement, the Board reviewed materials prepared by Camelot.

Nature, Extent, and Quality of Services. The Board acknowledged the consistency of the Camelot Funds’ lead portfolio manager in making investment decisions and placing trades. The Board commented that, in addition to employing a third-party chief compliance officer, the portfolio manager conducted regular review meetings and used checklists to ensure each Camelot Fund was compliant with its respective investment restrictions. The Board considered that Camelot was responsible for the day-to-day management of the Camelot Funds and employed a team approach to fund management to mitigate investment risks. The Board acknowledged that Camelot maintained adequate E&O insurance and that Camelot had no material compliance, regulatory or litigation issues since the last renewal of the advisory agreement. The Board concluded that the services provided by Camelot were satisfactory and in line with its expectations.

Performance.

Camelot PR. The Board noted that Camelot PR outperformed its peer group across all time periods and its Morningstar category for the 1-, 3- and 5-year periods. The Board acknowledged that Camelot PR had outperformed the US Fund Option Writing Index over the 3- and 5-year periods, and slightly trailed the index for the 1-year period. After further discussion, the Board concluded that Camelot PR’s performance was acceptable.

Camelot ESCI. The Board commented on Camelot ESCI’s strong outperformance relative to its peer group, Morningstar category and the Russell 2000 Index over the 1-year period, overcoming earlier performance obstacles. The Board noted that Camelot ESCI outperformed its peer group for the 3-year period, but underperformed its Morningstar category and the benchmark for the same period. The Board acknowledged that Camelot attributed Camelot ESCI’s performance over the 1-year period to its conservative stance to minimize market risk. After further discussion, the Board concluded that Camelot ESCI’s performance was acceptable.

Fees and Expenses.

Camelot PR. The Board observed that Camelot PR’s 1.00% advisory fee was higher than the average of its peer group and Morningstar category, but below the peer group high and Morningstar category high. The Board remarked that Camelot PR’s net expense ratio of 2.32% was higher than the peer group and Morningstar category averages, but below the peer group high and Morningstar category high. The Board discussed that the fees and expenses for Camelot PR were in-line with its peers. The Board concluded that the advisory fee for Camelot PR was not unreasonable.

Camelot Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
March 31, 2019

Camelot ESCI. The Board commented that Camelot ESCI’s 1.00% advisory fee was higher than the Morningstar category average, lower than its peer group average, and lower than the Morningstar category high. The Board noted that the 2.15% net expense ratio for Camelot ESCI was higher than the peer group and Morningstar category averages, but below the peer group high and Morningstar category high. The Board discussed that the fees and expenses for Camelot ESCI were similar to its peers. The Board concluded that the advisory fee for Camelot ESCI was not unreasonable.

Profitability.

Camelot PR. The Board observed that, based on the information Camelot provided, Camelot earned a profit from the management agreement in connection with Camelot PR. The Board agreed that while the profits were meaningful when measured as a percent of revenue, such profit, in terms of actual dollar amount, was modest and profits were not excessive.

Camelot ESCI. The Board discussed that, based on the information Camelot provided, Camelot was managing Camelot ESCI at a loss. The Board therefore concluded that the excessive profitability of Camelot was not an issue at this time.

Economies of Scale. The Board considered whether economies of scale had been realized with respect to the management of the Camelot Funds, and concluded that based on the current asset level of either Camelot Fund, it did not appear that Camelot had achieved sufficient economies of scale to warrant breakpoints. The Board agreed that although Camelot had not yet reached economies of scale, it would revisit the issue as the size of each Camelot Fund materially increased.

Conclusion. Having requested and received information from Camelot as it believed to be reasonably necessary to evaluate the terms of the Management Agreement, and as assisted by the advice and guidance of counsel, the Board concluded that renewal of the Management Agreement was in the best interests of each Camelot Fund and its shareholders.

Camelot Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2019

As a shareholder of the Camelot Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Camelot Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses

The “Actual” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Camelot Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During Period**
Actual	10/1/18	3/31/19	10/1/18 – 3/31/19	10/1/18 – 3/31/19
Camelot Premium Return Fund
Class A*	$1,000.00	$954.80	$8.53	1.75%
Class I*	1,000.00	955.20	7.31	1.50
Camelot Excalibur Small Cap
Income Fund
Class A*	1,000.00	971.20	8.60	1.75
Class I*	1,000.00	972.30	7.38	1.50

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During Period**
(5% return before expenses)	10/1/18	3/31/19	10/1/18 – 3/31/19	10/1/18 – 3/31/19
Camelot Premium Return Fund
Class A*	$1,000.00	$1,016.21	$8.80	1.75%
Class I*	1,000.00	1,017.45	7.54	1.50
Camelot Excalibur Small Cap
Income Fund
Class A*	1,000.00	1,016.21	8.80	1.75
Class I*	1,000.00	1,017.45	7.54	1.50

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**	Annualized.

Camelot Funds
ADDITIONAL INFORMATION (Unaudited)
March 31, 2019

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Funds and the calculation of the net asset value of shares of the Funds.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-226-3862; and on the Commission’s website at http://www.sec.gov.

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.

Mutual Fund Series Trust
17645 Wright Street, Suite 200
Omaha, NE 68130

MANAGER
Camelot Portfolios, LLC.
1700 Woodlands Drive, Suite 100
Maumee, OH 43537

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17645 Wright Street, Suite 200
Omaha, NE 68130

DISTRIBUTOR
Northern Lights Distributors, LLC
17645 Wright Street, Suite 200
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave.
Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
U.S. Bank National Association
1555 N. Rivercenter Drive.
Suite 302
Milwaukee, WI 53212

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holder. None.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES Not applicable.

ITEM 13.   EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section
(3)	302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(4)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
Principal Executive Officer/President
Date: June 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
Principal Executive Officer/President
Date: June 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Erik Naviloff, Principal Financial Officer/Treasurer
Date: June 5, 2019